Financial Instruments - Sensitivity Analysis of Exchange Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
10% strengthening of USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (8,260)	$ (5,480)
10% strengthening of EUR against USD [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (44)	$ (29)